Commitments and Contingencies	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 5 - Commitments and Contingencies

As of March 31, 2016, the Company had a total of $222,926 of outstanding liabilities. As of this date, the Company recognizes $177,270 of outstanding liabilities related to previous Company directors, Robert Sawatsky and Kelly Fielder. The Company's legal counsel believes that the outstanding liabilities are expected to be paid back to the previous Company directors, Robert Sawatsky and Kelly Fielder, who had originally loaned money to the Company. However, there has been no resolution of this event.